UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22574

WHITEBOX MUTUAL FUNDS

(Exact name of registrant as specified in charter)

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Address of principal executive offices) (Zip code)

Mark M. Strefling

General Counsel and Chief Legal Officer

Whitebox Advisors, LLC

3033 Excelsior Boulevard, Suite 300

Minneapolis, MN 55416

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 253-6001

Copies to:

Matthew L. Thompson, Esq.	Peter Fetzer, Esq.
Faegre & Benson LLP	Foley & Lardner LLP
90 South 7th Street, Suite 2200	777 East Wisconsin Avenue
Minneapolis, MN 55402	Milwaukee, WI 53202

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1 – Schedule of Investments.

WHITEBOX TACTICAL OPPORTUNITIES
SCHEDULE OF INVESTMENTS
January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (35.69%)
Basic Materials (0.87%)
Forest Products & Paper (0.42%)
Domtar Corp.	2,953	$245,778

Iron/Steel (0.45%)
AK Steel Holding Corp.	65,545	262,180

Total Basic Materials		507,958

Communications (2.38%)
Internet (0.63%)
IAC/InterActiveCorp(a)	5,745	236,981
Symantec Corp.(a)(b)	5,893	128,291

		365,272

Media (0.01%)
Cumulus Media, Inc., Class A(b)	2,198	7,143

Telecommunications (1.74%)
Cisco Systems, Inc.(a)	13,130	270,084
Corning, Inc.(a)	19,300	231,600
Verizon Communications, Inc.(a)	11,798	514,511

		1,016,195

Total Communications		1,388,610

Consumer, Cyclical (10.66%)
Airlines (0.97%)
Delta Air Lines, Inc.(a)(b)	17,358	241,103
Republic Airways Holdings, Inc.(b)	15,701	131,731
United Continental Holdings, Inc.(a)(b)	8,167	197,233

		570,067

Auto Manufacturers (1.26%)
Ford Motor Co.	29,767	385,482
General Motors Co.(a)(b)	12,487	350,760

		736,242

Auto Parts & Equipment (4.17%)
Delphi Automotive PLC(a)(b)	8,739	337,850
The Goodyear Tire & Rubber Co.(a)(b)	26,983	371,286
Lear Corp.	6,117	299,733
Magna International, Inc.	5,790	302,528
Tenneco, Inc.(a)(b)	9,176	320,793
Titan International, Inc.(a)	13,655	331,680
Tower International, Inc.(b)	23,177	224,585
TRW Automotive Holdings Corp.(b)	4,261	245,561

		2,434,016

	Shares	Value
Consumer, Cyclical (continued)
Home Furnishings (0.43%)
Select Comfort Corp.(b)	11,340	$249,707

Retail (3.83%)
Barnes & Noble, Inc.(a)(b)	40,092	534,827
Best Buy Co., Inc.(a)	36,554	594,368
Big Lots, Inc.(a)(b)	7,033	226,111
Ezcorp, Inc., Class A(a)(b)	12,026	266,977
The Pantry, Inc.(b)	12,017	150,213
Staples, Inc.(a)	34,541	465,613

		2,238,109

Total Consumer, Cyclical		6,228,141

Consumer, Non-cyclical (4.91%)
Agriculture (0.55%)
Lorillard, Inc.(a)	8,255	322,523

Commercial Services (0.73%)
Green Dot Corp., Class A(b)	5,596	74,987
The Western Union Co.(a)	24,470	348,208

		423,195

Food (0.39%)
The JM Smucker Co.(a)	2,599	230,349

Healthcare-Services (3.24%)
Humana, Inc.(a)	6,588	489,884
UnitedHealth Group, Inc.(a)	8,313	458,961
WellCare Health Plans, Inc.(a)(b)	9,185	465,771
WellPoint, Inc.(a)	7,394	479,279

		1,893,895

Total Consumer, Non-cyclical		2,869,962

Energy (4.76%)
Oil & Gas (4.76%)
Bill Barrett Corp.(a)(b)	15,447	246,689
Chesapeake Energy Corp.	16,116	325,221
EPL Oil & Gas, Inc.(a)(b)	13,474	329,574
EQT Corp.(a)	4,625	274,771
Range Resources Corp.(a)	6,663	447,554
Repsol SA, Sponsored ADR	13,184	294,267
SandRidge Energy, Inc.(b)	42,360	299,909
Stone Energy Corp.(b)	12,633	284,242
Ultra Petroleum Corp.(b)	15,311	278,966

		2,781,193

Total Energy		2,781,193

Financial (6.75%)
Banks (2.24%)
Bank of America Corp.(a)	42,765	484,100

	Shares	Value
Financial (continued)
Citigroup, Inc.(a)	7,210	$303,974
The Goldman Sachs Group, Inc.(a)	1,512	223,564
Morgan Stanley(a)	13,005	297,164

		1,308,802

Diversified Financial Services (1.55%)
Ameriprise Financial, Inc.(a)	3,833	254,204
Encore Capital Group, Inc.(a)(b)	11,580	348,442
Ocwen Financial Corp.(a)(b)	7,807	304,239

		906,885

Insurance (2.00%)
Berkshire Hathaway, Inc., Class B(a)(b)	2,579	249,983
Hartford Financial Services Group, Inc.	10,280	254,944
MetLife, Inc.(a)	15,000	560,100
Prudential Financial, Inc.	1,755	101,579

		1,166,606

Investment Companies (0.45%)
KKR Financial Holdings LLC	23,900	262,661

Private Equity (0.39%)
American Capital Ltd.(a)(b)	17,056	227,868

Real Estate (0.12%)
AV Homes, Inc.(a)(b)	4,511	67,169

Total Financial		3,939,991

Industrial (1.43%)
Aerospace/Defense (0.32%)
B/E Aerospace, Inc.(a)(b)	3,592	184,952

Machinery-Diversified (0.32%)
Cognex Corp.(a)	4,684	185,767

Miscellaneous Manufacturing (0.31%)
Crane Co.	3,592	180,606

Packaging & Containers (0.48%)
Sealed Air Corp.(a)	15,050	281,736

Total Industrial		833,061

Technology (3.93%)
Computers (0.64%)
CACI International, Inc., Class A(a)(b)	3,470	186,096
Uni-Pixel, Inc.(b)	13,738	184,227

		370,323

	Shares	Value
Technology (continued)
Semiconductors (1.83%)
Applied Materials, Inc.(a)	20,850	$269,174
QLogic Corp.(a)(b)	46,575	537,941
QUALCOMM, Inc.(a)	3,949	260,752

		1,067,867

Software (1.46%)
BMC Software, Inc.(b)	5,796	240,824
Microsoft Corp.(a)	16,507	453,447
Oracle Corp.	4,507	160,044

		854,315

Total Technology		2,292,505

TOTAL COMMON STOCKS (Cost $19,479,321)		20,841,421

EXCHANGE TRADED FUNDS (12.13%)
Equity Funds (12.13%)
SPDR® S&P 500® ETF Trust(a)	41,937	6,277,969
Technology Select Sector SPDR® Fund(a)	27,311	802,943

		7,080,912

TOTAL EXCHANGE TRADED FUNDS (Cost $6,733,295)		7,080,912

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (2.02%)
Purchased Call Options (1.01%)
Bristol-Myers Squibb Co.	01/17/2015	$35.00	43	15,265
Exxon Mobil Corp.	04/20/2013	100.00	100	400
Exxon Mobil Corp.	01/18/2014	92.50	35	12,600
Exxon Mobil Corp.	01/17/2015	92.50	35	20,300
General Electric Co.	03/16/2013	23.00	195	3,120
Industrial Select Sector SPDR® Fund	02/16/2013	40.00	300	15,600
Industrial Select Sector SPDR® Fund	03/16/2013	40.00	280	23,800
Nucor Corp.	01/17/2015	45.00	33	17,985
Pfizer, Inc.	01/17/2015	27.00	54	12,960
Raytheon Co.	01/17/2015	60.00	25	3,875
SPDR® S&P 500® ETF Trust	03/16/2013	148.00	868	315,952
SPDR® S&P 500® ETF Trust	03/16/2013	150.00	300	71,400
Technology Select Sector SPDR® Fund	02/16/2013	30.00	998	8,982
Technology Select Sector SPDR® Fund	03/16/2013	30.00	420	12,180
Technology Select Sector SPDR® Fund	03/16/2013	29.00	600	47,400
Western Union Co.	05/18/2013	14.00	100	9,500

Total Purchased Call Options				591,319

Purchased Put Options (1.01%)
Apple, Inc.	02/16/2013	530.00	10	75,450
CBOE® SPX® Volatility Index	04/17/2013	17.00	434	102,858

	Expiration Date	Exercise Price	Contracts	Value
Purchased Put Options (continued)
Industrial Select Sector SPDR® Fund	03/16/2013	$40.00	280	$22,960
SPDR® Gold Shares	03/16/2013	164.00	63	28,350
SPDR® S&P 500® ETF Trust	03/16/2013	150.00	300	87,900
SPDR® S&P 500® ETF Trust	03/16/2013	148.00	868	186,620
SPDR® S&P MidCap 400® ETF Trust	03/16/2013	192.00	75	14,063
Technology Select Sector SPDR® Fund	03/16/2013	30.00	810	68,850

Total Purchased Put Options				587,051

TOTAL PURCHASED OPTIONS (Cost $1,202,169)				1,178,370

			Shares	Value
RIGHTS: 0.75%
Sanofi CVR, Expires: 12/31/2020(b)			231,857	440,528

TOTAL RIGHTS (Cost $388,630)				440,528

		7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (45.26%)
Money Market Fund (45.26%)
Wells Fargo Advantage 100% Treasury Money Market Fund(a)		0.00001%	26,431,394	26,431,394

TOTAL SHORT TERM INVESTMENTS (Cost $26,431,394)				26,431,394

TOTAL INVESTMENTS (95.85%) (Cost $54,234,809)				55,972,625

Other Assets In Excess Of Liabilities (4.15%)				2,421,996
NET ASSETS (100.00%)				$58,394,621

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and written options contracts aggregating a total market value of $16,150,734.
(b)	Non-income producing security.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCK (-6.11%)
Communications (-1.19%)
Internet (-0.81%)
Rackspace Hosting, Inc.	(2,815)	$(212,110)
Shutterfly, Inc.	(4,621)	(152,863)
Vitacost.com, Inc.	(15,119)	(109,310)

		(474,283)

Telecommunications (-0.38%)
Acme Packet, Inc.	(9,176)	(221,784)

Total Communications		(696,067)

Consumer, Cyclical (-0.64%)
Apparel (-0.22%)
Skechers U.S.A., Inc., Class A	(6,722)	(127,718)

Entertainment (-0.42%)
Vail Resorts, Inc.	(4,617)	(244,008)

Total Consumer, Cyclical		(371,726)

Consumer, Non-cyclical (-0.40%)
Pharmaceuticals (-0.40%)
Neogen Corp.	(4,977)	(231,381)

Total Consumer, Non-cyclical		(231,381)

Energy (-0.18%)
Oil & Gas (-0.18%)
InterOil Corp.	(1,728)	(103,127)

Total Energy		(103,127)

Financial (-3.35%)
Diversified Financial Services (-0.33%)
Financial Engines, Inc.	(5,796)	(192,775)

Real Estate (-0.28%)
The St. Joe Co.	(7,053)	(165,745)

Real Estate Investment Trusts (-2.74%)
EastGroup Properties, Inc.	(6,821)	(382,249)
Equity One, Inc.	(10,914)	(246,766)
Post Properties, Inc.	(7,123)	(345,537)
Public Storage	(2,577)	(396,678)
Regency Centers Corp.	(4,699)	(234,151)

		(1,605,381)

Total Financial		(1,963,901)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
Industrial (-0.35%)
Building Materials (-0.35%)
Texas Industries, Inc.	(3,595)	$(204,340)

Total Industrial		(204,340)

TOTAL COMMON STOCK (Proceeds $3,244,427)		(3,570,542)

EXCHANGE TRADED FUNDS (-15.17%)
Debt Fund (-12.66%)
iShares® Barclays 20+ Year Treasury Bond Fund	(34,630)	(4,062,792)
iShares® iBoxx $ High Yield Corporate Bond Fund	(17,780)	(1,665,452)
SPDR® Barclays Capital High Yield Bond ETF	(40,765)	(1,664,027)

		(7,392,271)

Equity Funds (-2.51%)
iShares® Russell 2000® Index Fund	(16,345)	(1,464,839)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $8,809,469)		(8,857,110)

TOTAL SECURITIES SOLD SHORT (Proceeds $12,053,896)		$(12,427,652)

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN CALL OPTIONS (-0.05%)
Apple, Inc.	02/01/2013	$515.00	(9)	$(18)
Best Buy Co., Inc	02/16/2013	16.00	(150)	(13,350)
General Electric Co.	03/16/2013	21.00	(65)	(9,165)
Herbalife Ltd.	02/16/2013	45.00	(40)	(1,000)
iShares® Russell 2000® Index Fund	02/16/2013	76.00	(3)	(4,119)

TOTAL WRITTEN CALL OPTIONS (Premiums received $45,106)				(27,652)

WRITTEN PUT OPTIONS (-0.61%)
Apple, Inc.	02/16/2013	500.00	(27)	(128,250)
Bristol-Myers Squibb Co.	01/17/2015	30.00	(50)	(12,200)
Exxon Mobil Corp.	01/18/2014	80.00	(35)	(11,235)
Exxon Mobil Corp.	01/17/2015	80.00	(35)	(23,240)
Market Vectors® Gold Miners ETF	03/16/2013	46.50	(220)	(113,300)
Nucor Corp.	01/17/2015	40.00	(38)	(17,955)
Pfizer, Inc.	01/17/2015	22.00	(66)	(9,372)
Raytheon Co.	01/17/2015	57.50	(26)	(27,430)
SPDR® S&P 500® ETF Trust	03/16/2013	146.00	(100)	(15,500)

TOTAL WRITTEN PUT OPTIONS (Premiums received $260,265)				(358,482)

TOTAL WRITTEN OPTIONS (Premiums received $305,371)				$(386,134)

Common Abbreviations:
ADR - American Depository Receipt.
CBOE- Chicago Board Options Exchange.
CVR - Contingent Value Rights.
ETF - Exchange Traded Fund.
LLC - Limited Liability Company.
Ltd. - Limited.
PLC - Public Limited Company.
S&P - Standard & Poor’s.
SPDR - Standard & Poor’s Depositary Receipt.
SPX - S&P 500® Index.

See Notes to Quarterly Schedule of Investments.

WHITEBOX LONG SHORT EQUITY

SCHEDULE OF INVESTMENTS

January 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (82.28%)
Basic Materials (1.42%)
Chemicals (0.47%)
Aceto Corp.(a)	2,739	$28,595
OMNOVA Solutions, Inc.(a)(b)	6,500	53,170

		81,765

Forest Products & Paper (0.95%)
Schweitzer-Mauduit International, Inc.(a)	4,113	167,564

Total Basic Materials		249,329

Communications (1.71%)
Internet (0.70%)
Safeguard Scientifics, Inc.(a)(b)	8,000	123,520

Media (0.59%)
Comcast Corp., Special Class A	2,250	82,643
Cumulus Media, Inc., Class A(b)	6,488	21,086

		103,729

Telecommunications (0.42%)
Vringo, Inc.(b)	23,000	74,520

Total Communications		301,769

Consumer, Cyclical (16.76%)
Airlines (3.19%)
Allegiant Travel Co.(a)	1,477	109,992
Delta Air Lines, Inc.(b)	5,000	69,450
Hawaiian Holdings, Inc.(b)	2,276	13,133
Republic Airways Holdings, Inc.(a)(b)	14,350	120,396
Southwest Airlines Co.	7,000	78,470
US Airways Group, Inc.(a)(b)	12,000	171,360

		562,801

Auto Manufacturers (0.20%)
General Motors Co.(b)	1,250	35,112

Auto Parts & Equipment (3.98%)
Cooper Tire & Rubber Co.	2,750	70,015
Gentherm, Inc.(a)(b)	14,250	206,340
Motorcar Parts of America, Inc.(b)	8,605	57,395
Titan International, Inc.(a)	14,000	340,060
Tower International, Inc.(b)	2,908	28,179

		701,989

Distribution/Wholesale (0.51%)
Titan Machinery, Inc.(a)(b)	3,096	89,505

	Shares	Value
Consumer, Cyclical (continued)
Entertainment (0.12%)
Isle of Capri Casinos, Inc.(a)(b)	3,000	$21,090

Home Furnishings (2.67%)
Harman International Industries, Inc.	1,250	55,975
La-Z-Boy, Inc.(a)	1,904	29,779
Select Comfort Corp.(a)(b)	17,500	385,350

		471,104

Leisure Time (0.61%)
Polaris Industries, Inc.(a)	750	65,318
Town Sports International Holdings, Inc.(a)	4,036	42,499

		107,817

Retail (5.01%)
Cracker Barrel Old Country Store, Inc.	497	32,216
Denny’s Corp.(a)(b)	14,000	70,840
Ezcorp, Inc., Class A(a)(b)	22,500	499,500
Office Depot, Inc.(a)(b)	14,000	60,620
Panera Bread Co., Class A(b)	228	36,437
The Pantry, Inc.(a)(b)	14,675	183,437

		883,050

Textiles (0.47%)
UniFirst Corp.	1,000	81,740

Total Consumer, Cyclical		2,954,208

Consumer, Non-cyclical (14.88%)
Biotechnology (0.22%)
Biogen Idec, Inc.(b)	250	39,020

Commercial Services (6.88%)
ABM Industries, Inc.	250	5,480
Avis Budget Group, Inc.(a)(b)	3,000	64,590
Cenveo, Inc.(a)(b)	12,750	31,875
Corinthian Colleges, Inc.(b)	23,250	57,195
Deluxe Corp.(a)	8,000	294,320
Equifax, Inc.	1,100	64,570
Franklin Covey Co.(a)(b)	4,000	55,520
ICF International, Inc.(a)(b)	1,440	32,961
KAR Auction Services, Inc.	2	43
Kelly Services, Inc., Class A(a)	4,250	67,745
RR Donnelley & Sons Co.	7,000	64,400
Steiner Leisure Ltd.(a)(b)	1,500	67,575
TeleTech Holdings, Inc.(b)	2,000	37,400
TravelCenters of America LLC(a)(b)	30,000	230,100
Valassis Communications, Inc.(a)	4,921	138,083

		1,211,857

Cosmetics/Personal Care (0.30%)
Colgate-Palmolive Co.	500	53,685

	Shares	Value
Consumer, Non-cyclical (continued)
Food (0.70%)
General Mills, Inc.(a)	998	$41,856
The JM Smucker Co.(a)	910	80,653

		122,509

Healthcare-Products (1.61%)
CR Bard, Inc.	600	61,242
EnteroMedics, Inc.(b)	43,750	135,188
ICU Medical, Inc.(a)(b)	736	44,491
Varian Medical Systems, Inc.(b)	600	42,390

		283,311

Healthcare-Services (2.69%)
Community Health Systems, Inc.	2,014	77,197
Emeritus Corp.(b)	1,744	47,228
HCA Holdings, Inc.(a)	2,000	75,300
Humana, Inc.(a)	750	55,770
Magellan Health Services, Inc.(a)(b)	1,000	51,300
RadNet, Inc.(b)	19,500	57,720
UnitedHealth Group, Inc.	1,300	71,773
WellCare Health Plans, Inc.(b)	750	38,032

		474,320

Household Products/Wares (0.88%)
Central Garden and Pet Co.(b)	4,293	41,213
Spectrum Brands Holdings, Inc.	2,250	113,940

		155,153

Pharmaceuticals (1.60%)
Actavis, Inc.(a)(b)	1,000	86,390
Akorn, Inc.(b)	4,090	53,538
Johnson & Johnson	1,000	73,920
Salix Pharmaceuticals Ltd.(a)(b)	1,437	68,832

		282,680

Total Consumer, Non-cyclical		2,622,535

Energy (4.31%)
Oil & Gas (4.09%)
Crimson Exploration, Inc.(a)(b)	15,000	45,900
EPL Oil & Gas, Inc.(a)(b)	6,750	165,105
Gran Tierra Energy, Inc.(a)(b)	60,000	319,800
Miller Energy Resources, Inc.(a)(b)	22,000	88,660
Parker Drilling Co.(a)(b)	18,000	101,160

		720,625

Oil & Gas Services (0.22%)
PAA Natural Gas Storage LP(a)	2,000	39,880

Total Energy		760,505

	Shares	Value
Financial (27.81%)
Banks (0.20%)
Banco Latinoamericano de Comercio Exterior SA, Class E(a)	1,500	$34,800

Diversified Financial Services (14.41%)
AerCap Holdings NV(a)(b)	25,185	367,953
Altisource Asset Management Corp., Class B(b)	30	3,772
Altisource Portfolio Solutions SA(b)	750	65,902
Altisource Residential Corp.(b)	101	1,818
DFC Global Corp.(a)(b)	20,500	394,830
Encore Capital Group, Inc.(a)(b)	17,500	526,575
Federal Agricultural Mortgage Corp., Class C(a)	5,820	199,684
Horizon Technology Finance Corp.	2,144	32,953
Nationstar Mortgage Holdings, Inc.(a)(b)	9,250	333,833
Nelnet, Inc., Class A(a)	7,782	236,806
Nicholas Financial, Inc.	3,250	42,478
Ocwen Financial Corp.(a)(b)	8,250	321,503
Regional Management Corp.(b)	701	11,777

		2,539,884

Insurance (6.69%)
American Equity Investment Life Holding Co.(a)	16,000	215,680
American National Insurance Co.(a)	800	61,768
Homeowners Choice, Inc.(a)	8,000	180,800
Lincoln National Corp.(a)	6,672	193,354
MetLife, Inc.	4,000	149,360
National Western Life Insurance Co., Class A(a)	1,100	179,740
Stewart Information Services Corp.(a)	7,516	199,625

		1,180,327

Investment Companies (2.03%)
KKR Financial Holdings LLC(a)	32,500	357,175

Private Equity (2.48%)
American Capital Ltd.(a)(b)	32,750	437,540

Real Estate Investment Trusts (2.00%)
Ashford Hospitality Trust, Inc.(a)	13,880	160,869
Brandywine Realty Trust	3,123	39,756
One Liberty Properties, Inc.(a)	4,000	88,320
Sunstone Hotel Investors, Inc.(a)(b)	5,500	63,635

		352,580

Total Financial		4,902,306

Industrial (11.48%)
Aerospace/Defense (1.05%)
Astronics Corp.(b)	3,000	68,730
B/E Aerospace, Inc.(b)	2,250	115,853

		184,583

	Shares	Value
Industrial (continued)
Building Materials (0.16%)
Patrick Industries, Inc.(b)	1,720	$28,311

Electronics (2.53%)
Analogic Corp.	650	49,523
Brady Corp., Class A(a)	2,000	69,780
ESCO Technologies, Inc.	2,276	93,703
FARO Technologies, Inc.(b)	1,250	41,512
Sanmina Corp.(a)(b)	8,000	76,160
Tech Data Corp.(b)	2,250	114,548

		445,226

Engineering & Construction (2.41%)
Foster Wheeler AG(a)(b)	2,250	58,748
MasTec, Inc.(b)	3,000	84,900
Tutor Perini Corp.(a)(b)	17,000	282,030

		425,678

Environmental Control (0.65%)
Tetra Tech, Inc.(b)	4,000	114,640

Machinery-Construction & Mining (0.31%)
Hyster-Yale Materials Handling, Inc.(a)	1,085	54,445

Miscellaneous Manufacturing (1.56%)
3M Co.	600	60,330
Crane Co.(a)	2,000	100,560
Park-Ohio Holdings Corp.(a)(b)	4,750	114,665

		275,555

Transportation (2.81%)
Aegean Marine Petroleum Network, Inc.(a)	39,000	263,640
Atlas Air Worldwide Holdings, Inc.(b)	1,250	56,362
Heartland Express, Inc.	6,000	82,980
Union Pacific Corp.	700	92,022

		495,004

Total Industrial		2,023,442

Technology (3.91%)
Computers (1.78%)
Accenture PLC, Class A(a)	700	50,323
Insight Enterprises, Inc.(a)(b)	4,250	83,300
Uni-Pixel, Inc.(b)	13,500	181,035

		314,658

Semiconductors (1.95%)
GT Advanced Technologies, Inc.(a)(b)	16,194	51,173
Integrated Device Technology, Inc.(a)(b)	17,000	122,910
Silicon Motion Technology Corp., ADR(b)	10,500	169,365

		343,448

			Shares	Value
Technology (continued)
Software (0.18%)
MedAssets, Inc.(a)(b)			1,627	$31,808

Total Technology				689,914

TOTAL COMMON STOCKS (Cost $13,195,222)				14,504,008

PREFERRED STOCKS (0.01%)
Financial (0.01%)
Insurance (0.01%)
Homeowners Choice, Inc., 7.000%, 12/31/2049(a)			97	2,092

Total Financial				2,092

TOTAL PREFERRED STOCKS (Cost $2,134)				2,092

EXCHANGE TRADED FUNDS (12.67%)
Commodity Fund (2.29%)
SPDR® Gold Shares(b)			2,500	403,000

Equity Funds (10.38%)
iShares® Dow Jones® U.S. Technology Sector Index Fund(a)			11,000	789,030
iShares® Nasdaq® Biotechnology Index Fund(a)			5,000	727,900
Market Vectors® Gold Miners ETF(a)			7,500	312,150

				1,829,080

TOTAL EXCHANGE TRADED FUNDS (Cost $2,232,300)				2,232,080

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (0.13%)
Purchased Call Options (0.11%)
Google, Inc.	01/18/2014	$630.00	1	15,030
Netflix, Inc.	02/16/2013	165.00	5	4,485

Total Purchased Call Options				19,515

Purchased Put Options (0.02%)
Integrated Device Technology, Inc.	02/16/2013	7.00	87	870
SPDR® Gold Shares	03/28/2013	158.00	15	2,880

Total Purchased Put Options				3,750

TOTAL PURCHASED OPTIONS (Cost $19,745)				23,265

		Shares	Value
RIGHTS: 0.17%
Sanofi CVR, Expires: 12/31/2020(a)(b)		16,147	$30,679

TOTAL RIGHTS (Cost $29,387)			30,679

WARRANTS: 0.15%
EnteroMedics, Inc., Strike Price: $1.90, Expires: 09/28/2016		19,964	27,371

TOTAL WARRANTS (Cost $26,248)			27,371

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (21.23%)
Money Market Fund (21.23%)
Wells Fargo Advantage 100% Treasury Money Market Fund(a)	0.00001%	3,741,901	3,741,901

TOTAL SHORT TERM INVESTMENTS (Cost $3,741,901)			3,741,901

TOTAL INVESTMENTS (116.64%) (Cost $19,246,937)			20,561,396

Liabilities in Excess of Other Assets (-16.64%)			(2,934,013)
NET ASSETS (100.00%)			$17,627,383

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and written options contracts aggregating a total market value of $9,565,234.
(b)	Non-income producing security.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN CALL OPTIONS (-0.02%)
A123 Systems, Inc.	01/18/2014	$1.50	(3)	$(7)
Integrated Device Technology, Inc.	02/16/2013	8.00	(100)	(2,500)
KKR Financial Holdings LLC	02/16/2013	11.00	(25)	(375)
Sanmina Corp.	02/16/2013	12.00	(53)	(265)
Uranium Energy Corp.	02/16/2013	2.50	(69)	(173)

TOTAL WRITTEN CALL OPTIONS (Premiums received $8,747)				(3,320)

WRITTEN PUT OPTIONS (-0.05%)
Sanmina Corp.	03/16/2013	10.00	(125)	(9,688)

TOTAL WRITTEN PUT OPTIONS (Premiums received $5,788)				(9,688)

TOTAL WRITTEN OPTIONS (Premiums received $14,535)				$(13,008)

TOTAL RETURN SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Notional Amount	Fund Pays	Fund Receives	Termination Date	Unrealized Depreciation
Bank of America Merrill Lynch	Whitebox Long Short Equity Fund – Basket of Securities	$15,833,120	1-Month LIBOR plus 40 Bps	Total Return	11/06/2013	$(229,706)

Common Abbreviations:
ADR - American Depository Receipt.
Bps - Basis Points.
CBOE- Chicago Board Options Exchange.
CVR - Contingent Value Rights.
ETF - Exchange Traded Fund.
LIBOR - London Interbank Offered Rate.
LLC - Limited Liability Company.
Ltd. - Limited.
PLC - Public Limited Company.
S&P - Standard & Poor’s.
SPDR - Standard & Poor’s Depositary Receipt.
SPX - S&P 500® Index.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

January 31, 2013 (Unaudited)

1. ORGANIZATION

Whitebox Mutual Funds (the “Trust”) was organized as a Delaware statutory trust on June 2, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Trust currently offers shares of beneficial interest of Whitebox Tactical Opportunities Fund and Whitebox Long Short Equity Fund (the “Funds”). Whitebox Tactical Opportunities Fund commenced operations on December 1, 2011. The investment objective is to provide investors with a high level of total investment return, consistent with prudent investment management. Whitebox Long Short Equity Fund commenced operations on November 1, 2012. The investment objective is to provide investors with a positive return regardless of the direction of the U.S. equity markets. The Funds are classified as non-diversified as defined in the 1940 Act.

The Funds are authorized to issue its shares in three share classes – Investor Shares (offered generally and subject to a front-end sales charge for investments of up to $1 million and a contingent deferred sales charge for investments of $1 million or more), Advisor Shares (offered without a front-end or contingent deferred sales charge only to clients of registered investment advisors and participants in certain employee benefit plans) and Institutional Shares (offered without a front-end or contingent deferred sales charge to institutions and individuals investing at least $5 million).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)

Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market, provided, however, that in the event the spread between the bid and the asked prices is so large that in the judgment of Whitebox Advisors, LLC (the “Advisor”) using the mean would overstate the value of a security, the Advisor, under the oversight of the Board of Trustees will fair value the security (fair valuation is discussed in more detail below). Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Advisor pursuant to procedures established under the general supervision and responsibility of the Trust’s Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges. These are generally categorized as Level 2 in the hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Advisor. The Pricing Committee for the Trust may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Funds’ net asset value are calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Adviser and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)

The Schedules of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

3.	FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2013:

Whitebox Tactical Opportunities Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$20,841,421	$–	$–	$20,841,421
Exchange Traded Funds	7,080,912	–	–	7,080,912
Purchased Options	1,178,370	–	–	1,178,370
Rights	440,528	–	–	440,528
Short Term Investments	26,431,394	–	–	26,431,394
Total	$55,972,625	$–	$–	$55,972,625

Other Financial Instruments
Liabilities
Common Stocks(a)	$(3,570,542)	$–	$–	$(3,570,542)
Exchange Traded Funds	(8,857,110)	–	–	(8,857,110)
Written Options	(386,134)	–	–	(386,134)
Total	$(12,813,786)	$–	$–	$(12,813,786)

Whitebox Long Short Equity Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$14,504,008	$–	$–	$14,504,008
Exchange Traded Funds	2,232,080	–	–	2,232,080
Preferred Stocks	2,092	–	–	2,092
Purchased Options	23,265	–	–	23,265
Rights	30,679	–	–	30,679
Warrants	–	27,371	–	27,371
Short Term Investments	3,741,901	–	–	3,741,901
Total	$20,534,025	$27,371	$–	$20,561,396

Other Financial Instruments
Liabilities
Written Options	$(13,008)	$–	$–	$(13,008)
Total Return Swap Contracts	(229,706)	–	–	(229,706)
Total	$(242,714)	$–	$–	$(242,714)

(a)	For detailed descriptions of industries, see the accompanying Schedules of Investments.

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 during the period ended January 31, 2013. For the period ended January 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable.

4. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, the FASB issued ASU No. 2011-11 to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

5. DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, the Funds may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of the Funds’ total return. The Funds could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Funds were unable to close out their positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to the Funds if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Written option activity for the period ended January 31, 2013 was as follows:

Whitebox Tactical Opportunities Fund

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, October 31, 2012	526	$106,015	255	$48,308
Positions opened	566	74,578	1,003	310,640
Expired	(111)	(11,505)	(605)	(75,549)
Closed	(714)	(123,982)	(56)	(23,134)

Outstanding, January 31, 2013	267	$45,106	597	$260,265

Market Value, January 31, 2013		$(27,652)		$(358,482)

Whitebox Long Short Equity Fund

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, November 1, 2012 (1)	-	$-	-	$-
Positions opened	251	74,578	145	6,498
Excercised	(1)	(1,989)	-	-
Closed	-	-	(20)	(710)

Outstanding, January 31, 2013	250	$72,589	125	$5,788

Market Value, January 31, 2013		$(3,320)		$(9,688)

(1)	The Fund’s inception date was November 1, 2012.

The number of options contracts held at January 31, 2013 is representative of options contracts activity during the period ended January 31, 2013.

6. FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2013, are displayed in the table below. The difference between book and tax basis unrealized appreciation/ (depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Whitebox Tactical Opportunities Fund	$54,243,186	$2,402,728	$(673,289)	$1,729,439
Whitebox Long Short Equity Fund	$19,225,073	$1,570,664	$(234,341)	$1,336,323

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WHITEBOX MUTUAL FUNDS

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce W. Nordin
Bruce W. Nordin
President

Date:	March 22, 2013

By:	/s/ Clint B. Semm
Clint B. Semm
Treasurer

Date:	March 22, 2013